Employee Pension and Postretirement Benefit Plans - Key Actuarial Assumptions Used to Determine Postretirement Benefit Obligations (Details)	Dec. 31, 2019	Dec. 31, 2018
Health care cost trend rates:
Discount rate	3.25%	4.40%
Pre-65
Health care cost trend rates:
Health care cost trend rate for next year	7.29%	7.32%
Ultimate rate	4.50%	4.50%
Discount rate	3.25%	4.40%
Post-65
Health care cost trend rates:
Health care cost trend rate for next year	8.16%	8.21%
Ultimate rate	4.50%	4.50%
Discount rate	3.25%	4.40%